Share-Based Compensation - Schedule of Stock Options Vested and Expected to Vest (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding	24,942,045	11,751,592
Number of Options, Exercisable	745,031	655,642
Number of Options, Expected to vest	24,197,014	11,095,950
Weighted-Average Remaining Contractual Life (In Years), Outstanding	9 years 6 months 29 days	9 years 6 months 3 days
Weighted-Average Remaining Contractual Life (In Years), Exercisable	8 years 9 months 22 days	9 years 26 days
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	9 years 7 months 6 days	9 years 6 months 14 days
Weighted-Average Exercise Price, Outstanding	$ 0.03	$ 0.05
Weighted-Average Exercise Price, Exercisable	0.43	0.43
Weighted-Average Exercise Price, Expected to vest	$ 0.02	$ 0.03